Geographic Information (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Geographical Segment Information [Line Items]
Net sales	$ 1,548	$ 1,763	$ 1,595	$ 1,429	$ 1,361	$ 1,683	$ 1,488	$ 1,452	$ 1,329	$ 6,148	$ 5,952	$ 5,555
Property, plant and equipment, net	$ 5,208	5,034				4,192				5,034	4,192	3,376
United States
Geographical Segment Information [Line Items]
Net sales										3,315	3,016	2,861
Property, plant and equipment, net		3,173				2,411				3,173	2,411	1,472
Rest of world
Geographical Segment Information [Line Items]
Net sales										2,833	2,936	2,694
Property, plant and equipment, net		368				378				368	378	402
Austria
Geographical Segment Information [Line Items]
Property, plant and equipment, net		780				717				780	717	812
Switzerland
Geographical Segment Information [Line Items]
Property, plant and equipment, net		359				353				359	353	382
Singapore
Geographical Segment Information [Line Items]
Property, plant and equipment, net		$ 354				$ 333				$ 354	$ 333	$ 308